Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value in three broad levels as follows:
Level 1 – quoted prices in active markets for identical assets or liabilities
Level 2 – quoted prices for similar assets and liabilities in active markets or inputs that are observable
Level 3 – inputs that are unobservable (for example cash flow modeling inputs based on assumptions) and significant to the fair value measurement
The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
The following tables summarize investment assets measured at fair value at December 31, 2025 and 2024. During the years presented, there have been no transfers of assets between Levels 1, 2 and 3 as defined above:

	Investment Assets at Fair Value at December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,919,738	$—	$—	$3,919,738
Linde plc Ordinary Shares	4,443,410	—	—	4,443,410
Cash Equivalents	423,042	—	—	423,042
Total Investments, at Fair Value	$8,786,190	$—	$—	$8,786,190

	Investment Assets at Fair Value at December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,853,801	$—	$—	$3,853,801
Linde plc Ordinary Shares	5,376,560	—	—	5,376,560
Cash Equivalents	408,304	—	—	408,304
Total Investments, at Fair Value	$9,638,665	$—	$—	$9,638,665

There are no plan liabilities required to be recorded at fair value at December 31, 2025 and 2024.
The following is a description of the valuation methodologies for the Plan assets measured at fair value. There have been no changes to the methodologies used at December 31, 2025 and 2024.
Mutual Funds – This class primarily consists of publicly traded funds of registered investment companies. The mutual funds invest in marketable equity securities with companies that have large and small market capitalizations, fixed income securities within the domestic market, and international marketable equity securities. The fair value of these investments is determined by reference to the fair value of the underlying securities of the mutual funds. The net asset value of the mutual fund’s shares is the closing price as quoted on the exchange where the fund is traded and is therefore classified as Level 1 within the valuation hierarchy.
Linde plc Ordinary Shares – Linde plc ordinary shares are valued at quoted closing market prices from a national securities exchange and are classified as Level 1 within the valuation hierarchy.
Cash Equivalents – This class consists of short-term money market investments that have an associated ticker symbol as well as cash equivalents. Due to the short-term maturities of these investments, cash equivalents are valued at cost, which approximates fair value. Cash equivalents are classified as Level 1 within the fair value hierarchy.